UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 88.2%
Massachusetts 78.4%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,925,000	1,216,946
AMT, 8.0%, 9/1/2035	970,000	641,810
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,865,299
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	910,000	1,075,302
Groton-Dunstable, MA, School District General Obligation, Regional School District, 5.0%, 10/15/2015 (a)	1,920,000	2,050,733
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,270,899
Massachusetts, Airport Revenue, USAir Private Jet,, Series A, AMT, 5.75%, 9/1/2016 (a)	1,000,000	792,710
Massachusetts, Bay Transportation Authority Revenue:

Series A, 5.25%, 7/1/2025	2,960,000	3,184,338
Series A, 5.25%, 7/1/2034	1,700,000	1,719,006
Series A, 5.75%, 7/1/2011	355,000	371,774
Series A, 5.75%, 7/1/2015	535,000	560,017
Series B, 6.2%, 3/1/2016	3,100,000	3,446,022
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	6,904,233
Series C, ETM, 5.0%, 7/1/2015	190,000	220,001
Series C, ETM, 5.0%, 7/1/2016	75,000	87,500
Series A, 5.25%, 7/1/2020	6,270,000	6,922,895
Series A, 5.25%, 7/1/2021	5,000,000	5,460,700
Series C, ETM, 5.5%, 7/1/2017	165,000	197,594
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,621,245
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	6,625,000	7,139,564
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	1,300,000	1,535,612
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	2,599,140
Series F, 5.75%, 7/1/2033	2,000,000	1,675,420
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	1,557,360
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,400,000	4,136,304
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	3,145,000	3,335,084
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,505,000	1,427,432
Series D, Prerefunded, 6.35%, 7/15/2032	3,250,000	3,737,077
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center, Series H, Prerefunded, 5.375%, 5/15/2019 (a)	1,800,000	1,990,278
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	603,739
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	2,281,380
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, Prerefunded, 6.75%, 7/1/2030	1,925,000	2,072,320
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,750,000	2,731,875
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014 (a)	5,915,000	5,986,157
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	3,440,400
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	9,000,000	7,235,910
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes, Series A, 5.25%, 12/15/2012	7,050,000	7,823,244
Massachusetts, School District General Obligation, Development Finance Agency, Prerefunded, 5.375%, 9/1/2023	1,175,000	1,299,973
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,907,840
Massachusetts, State College Building Authority Project Revenue, Series A, 5.0%, 5/1/2031 (a)	2,630,000	2,362,134
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,255,581
Series C, 6.375%, 8/1/2014	1,000,000	1,034,510
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2021	2,500,000	2,579,475
Series P, 5.0%, 7/1/2022	1,500,000	1,529,655

Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,494,675
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 0.89% **, 8/1/2036, Citizens Bank of MA (b)	2,000,000	2,000,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,036,508
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014 (a)	5,000,000	4,940,150
Series A, 5.625%, 1/1/2015 (a)	4,000,000	3,914,520
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	5,950,127
Massachusetts, State General Obligation:
Series A, 2.599% *, 11/1/2018	5,000,000	3,350,000
Series D, 5.5%, 11/1/2019 (c)	4,325,000	4,940,880
Massachusetts, State General Obligation, Consolidated Loan, Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,856,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music, Series A, 5.0%, 10/1/2023	3,385,000	3,118,059
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project:
5.25%, 7/1/2038	1,650,000	1,095,484
5.75%, 7/1/2031	3,000,000	2,291,820
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup, Series E-1, 5.125%, 7/1/2033	1,500,000	1,016,610
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East Issue, Series C, 2.26% *, 11/15/2032	1,995,000	778,050
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	3,491,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	5,000,000	4,961,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
Series G-5, 5.0%, 7/1/2022	1,400,000	1,331,988
Series C, Prerefunded, 5.75%, 7/1/2032	2,600,000	2,876,510
Series C, 5.75%, 7/1/2032	300,000	289,335
Massachusetts, State Health & Educational Facilities Authority Revenue, Quincy Medical Center, Series A, 6.25%, 1/15/2028	1,450,000	997,006
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, Prerefunded, 5.25%, 10/1/2013 (a)	220,000	239,681
Series B, 5.25%, 10/1/2013 (a)	280,000	294,641
Massachusetts, State Port Authority Revenue:
Series B, AMT, 5.5%, 7/1/2011 (a)	8,390,000	8,401,326
Series B, AMT, 5.5%, 7/1/2012 (a)	1,610,000	1,604,687
Series D, AMT, 5.5%, 7/1/2018	2,620,000	2,628,096
Series D, AMT, 6.125%, 7/1/2013	1,860,000	1,873,969
Series D, AMT, 6.125%, 7/1/2014	1,990,000	2,001,423
Series D, AMT, 6.125%, 7/1/2015	2,130,000	2,138,435
Series D, AMT, 6.25%, 7/1/2016	1,850,000	1,889,812
Series D, AMT, 6.25%, 7/1/2017	1,550,000	1,581,000
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (a)	1,000,000	596,690
Series A, AMT, 5.5%, 1/1/2017 (a)	4,000,000	2,365,640
Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	2,706,150
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,627,395
Series A, 5.0%, 8/15/2024 (a)	7,800,000	7,935,096
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025 (c)	5,000,000	5,102,600
Series 13, 5.0%, 8/1/2026	5,000,000	5,080,000

Series 2, 5.7%, 2/1/2015	35,000	35,114
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (c)	4,000,000	4,725,600
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	125,273
Series 11, 5.0%, 8/1/2020	100,000	105,409
Series 6, 5.625%, 8/1/2015	120,000	127,097
Massachusetts, State Water Resources Authority:
Series C, ETM, 5.25%, 12/1/2015	2,460,000	2,774,683
Series C, 5.25%, 12/1/2015	1,570,000	1,694,988
Series A, 5.25%, 8/1/2026 (a)	1,950,000	1,984,963
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	522,383
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	667,993
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	609,370
Series A, ETM, 5.3%, 7/1/2009	705,000	721,497
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	261,708
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	261,708
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,104,090
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,515,668
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,780,081
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)	2,085,000	2,204,971
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,221,692
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,595,075
Plymouth, MA, County General Obligation, 5.75%, 10/15/2016 (a) (c)	1,725,000	1,836,055
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	11,959,834
Westford, MA, General Obligation, 5.125%, 4/1/2017 (a)	85,000	88,598
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,329,936

		265,937,887
Puerto Rico 9.8%
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.5%, 7/1/2022 (a) (c)	5,000,000	4,035,313
Series A, 6.0%, 7/1/2038	2,800,000	2,352,700
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015 (a)	2,500,000	2,542,300
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	3,596,106
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, ETM, 6.25%, 7/1/2014	1,855,000	2,255,587
Series Y, 6.25%, 7/1/2014	145,000	142,755
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.375%, 7/1/2024	5,000,000	4,184,750

Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series H, 5.5%, 7/1/2016 (a)	10,350,000	9,552,429
Series M, 6.25%, 7/1/2022	5,000,000	4,612,400

		33,274,340

Total Municipal Bonds and Notes (Cost $315,156,310)		299,212,227
Municipal Inverse Floating Rate Notes (d) 29.0%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (e)	10,000,000	10,500,950
Trust: Massachusetts, Bay Transportation Sales, Series 2008-1111, 144A, 9.34%, 7/1/2028, Leverage Factor at purchase date: 2 to 1

Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (e)	20,000,000	20,292,000
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 14.87%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023 (a) (e)	5,000,000	5,347,805
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (e)	10,000,000	10,695,610
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 11.554%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (e)	10,000,000	9,960,380
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 12.464%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (e)	12,615,000	13,142,615
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 10.237%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resource Authority, Series D, Prerefunded, 5.0%, 8/1/2021 (a) (e)	13,175,000	14,583,137
Trust: Massachusetts, State Water Resource Authority, Series R-252, Prerefunded, 144A, 8.788%, 8/1/2021, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021 (a) (e)	12,500,000	13,597,900
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 17.26%, 8/1/2021, Leverage Factor at purchase date: 5 to 1

Total Municipal Inverse Floating Rate Notes (Cost $98,996,779)		98,120,397
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $414,153,089) †	117.2	397,332,624
Other Assets and Liabilities, Net	(17.2)	(58,227,383)

Net Assets	100.0	339,105,241

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2008.

†

The cost for federal income tax purposes was $414,421,254. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $17,088,630. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,757,094 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,845,724.

(a)		Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Ambac Financial Group, Inc.		11.7
Financial Guaranty Insurance Co.		4.4
Financial Security Assurance, Inc.		17.4
MBIA Corp.		10.2
(b)		Security incorporates a letter of credit from the bank listed.
(c)		At December 31, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(d)		Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)		Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At December 31, 2008, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

12/10/2008 12/10/2023	8,800,000[1]	Fixed — 2.69%	Floating — LIBOR	(2,426,401)
11/18/2008 11/18/2025	5,300,000[2]	Fixed — 5.281%	Floating — LIBOR	(1,767,387)
5/12/2009 5/12/2028	7,400,000[1]	Fixed — 4.993%	Floating — LIBOR	(2,415,353)
Total unrealized depreciation on open interest rate swaps				(6,609,141)
Counterparties:
1			Morgan Stanley Co., Inc.
2			JPMorgan Chase Securities, Inc.

LIBOR: Represents the London Inter-Bank Offered Rate.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	397,332,624	(6,609,141)
Level 3	-	-
Total	$ 397,332,624	$ (6,609,141)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008